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American Customer Satisfaction ETF
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American Customer Satisfaction ETF (ACSI)

August 18, 2020
Supplement to the
Summary Prospectus and Prospectus dated January 31, 2020,
as previously supplemented
Effective August 21, 2020, the following information replaces the section entitled “Principal Investment Strategies — American Customer Satisfaction Investable Index” on pages 2–3 of the Summary Prospectus and Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	American Customer Satisfaction ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
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American Customer Satisfaction Investable Index
The Index uses an objective, rules-based methodology to measure the performance of U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”).
Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention, and the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index (the “Index Companies”). One to three ACSI Companies from each industry are included in the Index based on the number of ACSI Companies in a given industry. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.
A company’s ACSI Score is calculated by utilizing a proprietary model to evaluate customers’ Customer Satisfaction Data based on questions that measure the following facets of satisfaction with a product or service:

Customer Expectations
Customer expectations is a measure of the customer’s anticipation of the quality of a company’s products or services. Expectations represent both prior consumption experience, which includes some nonexperiential information like advertising and word-of-mouth, and a forecast of the company’s ability to deliver quality in the future.

Perceived Quality
Perceived quality is a measure of the customer’s evaluation via recent consumption experience of the quality of a company’s products or services. Quality is measured in terms of both customization, which is the degree to which a product or service meets the customer’s individual needs, and reliability, which is the frequency with which things go wrong with the product or service.

Perceived Value
Perceived value is a measure of quality relative to price paid. Although price (value for money) is often very important to the customer’s first purchase, it usually has a somewhat smaller impact on satisfaction for repeat purchases.

At the time of each rebalance of the Index, the Index is sector-weighted to reflect the overall U.S. large cap market and security-weighted based on the Customer Satisfaction Data, subject to the constraints described below.
Sector Weighting. At the time of each rebalance of the Index, the Index weight is allocated to each economic sector based on the aggregate number of the Index Companies in each sector relative to that of each other sector, provided that such weights will be adjusted upward or downward if necessary to better reflect the weight of such sector in the overall U.S. large cap market. Unallocated Index weight resulting from such downward adjustments is re-allocated first equally to sectors requiring an upward weight adjustment and then equally to all sectors to the extent they stay within the Index’s constraints.
Security Weighting. At the time of each rebalance of the Index, the weight of each Index Company within a sector is based on its ACSI Score (described below) in proportion to the other ACSI Companies in such sector, subject to a maximum of 12%. For industries with more than one Index Company, each Index Company in such industry will be equally weighted.
The Index is rebalanced and reconstituted on a quarterly basis after market close on the 10th trading day of each January, April, July, and October. The data used to compute each ACSI Company’s score is updated based on the Customer Satisfaction Data on a rolling basis, no less often than quarterly, with new data replacing earlier data collected in the same period of the previous year.
The Index was developed by the Adviser in 2016 in anticipation of the commencement of operations of the Fund.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
American Customer Satisfaction ETF | American Customer Satisfaction ETF
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Trading Symbol	dei_TradingSymbol	ACSI